Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of exceptional items [line items]
Exceptional items gross	$ (1,234)	$ (6,600)	$ (340)
Exceptional items tax	96	837	(266)
Exceptional items net	(1,138)	(5,763)	(606)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(914)	(3,677)	(340)
Exceptional items tax		(85)	17
Exceptional items net	(914)	(3,762)	(323)
Western Australia Nickel (WAN) temporary suspension [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(320)
Exceptional items tax	96
Exceptional items net	(224)
Chilean Tax Reform [Member]
Disclosure of exceptional items [line items]
Exceptional items tax			(283)
Exceptional items net			(283)
Impairment of Western Australia Nickel assets [member]
Disclosure of exceptional items [line items]
Exceptional items gross		(3,800)
Exceptional items tax		1,125
Exceptional items net		(2,675)
Blackwater and Daunia gain on divestment [member]
Disclosure of exceptional items [line items]
Exceptional items gross		877
Exceptional items tax		(203)
Exceptional items net		674
Attributable to non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items tax			(107)
Exceptional items net			(107)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,234)	(6,600)	(340)
Exceptional items tax	96	837	(159)
Exceptional items net	$ (1,138)	$ (5,763)	$ (499)